Financial instruments and risk management - Schedule of financial assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 5,775	$ 6,502
Current assets	4,972	5,677
Non-current assets	803	825
Financial liabilities	(29,447)	(29,326)
Current liabilities	(9,587)	(9,273)
Non-current liabilities	(19,860)	(20,053)
Total net financial assets/(liabilities)	(23,672)	(22,824)
Total net financial assets/(liabilities) current	(4,615)	(3,596)
Total net financial assets/(liabilities) non-current	(19,057)	(19,228)
Borrowings	21,501	20,791
Quoted | Fair value
Disclosure of detailed information about financial instruments [line items]
Borrowings	20,663	19,707
Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(21,501)	(20,791)
Current liabilities	(2,885)	(2,142)
Non-current liabilities	(18,616)	(18,649)
Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(6,658)	(7,141)
Current liabilities	(6,354)	(6,678)
Non-current liabilities	(304)	(463)
Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(208)	(309)
Current liabilities	(208)	(309)
Non-current liabilities	0	0
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(604)	(564)
Current liabilities	(95)	(94)
Non-current liabilities	(509)	(470)
Total other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,288)	(1,394)
Current liabilities	(348)	(453)
Non-current liabilities	(940)	(941)
Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	392	289
Non-current assets	392	289
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,525	3,466
Current assets	3,487	3,427
Non-current assets	38	39
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,130	1,813
Current assets	1,130	1,813
Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	275	249
Current assets	275	249
Non-current assets	0	0
Leases
Disclosure of detailed information about financial instruments [line items]
Financial assets		2
Non-current assets		2
Total other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	728	934
Current assets	355	437
Non-current assets	373	497
Fair value hedges(1) | Interest rate risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(376)	(476)
Current liabilities	(16)	(8)
Non-current liabilities	(360)	(468)
Cash flow hedges(1) | Foreign currency debt risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(32)
Current liabilities	0
Non-current liabilities	(32)
Cash flow hedges(1) | Foreign currency debt risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets		438
Current assets		0
Non-current assets		438
Cash flow hedges(1) | Foreign currency exchange risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(35)	(11)
Current liabilities	(14)	(9)
Non-current liabilities	(21)	(2)
Cash flow hedges(1) | Foreign currency exchange risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	62	243
Current assets	58	186
Non-current assets	4	57
Cash flow hedges(1) | Commodity price risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(14)	(34)
Current liabilities	(14)	(33)
Non-current liabilities	0	(1)
Cash flow hedges(1) | Commodity price risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	5	2
Current assets	5	2
Non-current assets	0	0
Net investment hedges(1) | Foreign exchange risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(19)
Current liabilities	(1)
Non-current liabilities	(18)
Net investment hedges(1) | Currency exchange risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	386
Current assets	17
Non-current assets	369
Fair value through income statement
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(929)	(1,221)
Fair value through income statement | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(245)	(391)
Fair value through income statement | Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(208)	(309)
Fair value through income statement | Total other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(684)	(830)
Fair value through income statement | Fair value hedges(1) | Interest rate risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(376)	(476)
Fair value through income statement | Cash flow hedges(1) | Foreign currency debt risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(32)
Fair value through income statement | Cash flow hedges(1) | Foreign currency exchange risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(35)	(11)
Fair value through income statement | Cash flow hedges(1) | Commodity price risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(14)	(34)
Fair value through income statement | Net investment hedges(1) | Foreign exchange risk | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(19)
Liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(27,478)	(26,989)
Liabilities at amortised cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(21,501)	(20,791)
Liabilities at amortised cost | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(5,373)	(5,634)
Liabilities at amortised cost | Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Liabilities at amortised cost | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(604)	(564)
Liabilities at amortised cost | Total other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(604)	(564)
Not categorised as a financial instrument
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,040)	(1,116)
Not categorised as a financial instrument | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,040)	(1,116)
Fair value through income statement
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,061	1,181
Fair value through income statement | Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	333	249
Fair value through income statement | Other instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	275	249
Fair value through income statement | Total other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	728	932
Fair value through income statement | Cash flow hedges(1) | Foreign currency debt risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets		438
Fair value through income statement | Cash flow hedges(1) | Foreign currency exchange risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	62	243
Fair value through income statement | Cash flow hedges(1) | Commodity price risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	5	2
Fair value through income statement | Net investment hedges(1) | Currency exchange risk | Derivatives assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	386
Assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,160	4,668
Assets at amortised cost | Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	59	38
Assets at amortised cost | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,971	2,815
Assets at amortised cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,130	1,813
Assets at amortised cost | Leases
Disclosure of detailed information about financial instruments [line items]
Financial assets		2
Assets at amortised cost | Total other financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	2
Not categorised as a financial instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets	554	653
Not categorised as a financial instrument | Other investments and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	2
Not categorised as a financial instrument | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	554	651
Fair value through income statement
Disclosure of detailed information about financial instruments [line items]
Total net financial assets/(liabilities)	132	(40)
Assets and liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total net financial assets/(liabilities)	(23,318)	(22,321)
Not categorised as a financial instrument
Disclosure of detailed information about financial instruments [line items]
Total net financial assets/(liabilities)	$ (486)	$ (463)